Revenue from contracts with customers	12 Months Ended
Dec. 31, 2018
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Revenue from contracts with customers

3. Revenue from contracts with customers

The following tables analyse the Group’s revenue streams. Courseware includes curriculum materials provided in book form and/or via access to digital content. Assessments includes test development, processing and scoring services provided to governments, educational institutions, corporations and professional bodies. Services includes the operation of schools, colleges and universities, including sistemas in Brazil as well as the provision of online learning services in partnership with universities and other academic institutions.

	2018
All figures in £ millions	North America	Core	Growth	Group
Sales:
Courseware
School Courseware	378	172	127	677
Higher Education Courseware	1,042	87	57	1,186
English Courseware	16	58	102	176

	1,436	317	286	2,039

Assessments
School and Higher Education Assessments	332	247	23	602
Clinical Assessments	140	45	—	185
Professional and English Certification	344	150	64	558

	816	442	87	1,345

Services
School Services	288	2	47	337
Higher Education Services	244	40	29	313
English Services	—	5	90	95

	532	47	166	745

Total	2,784	806	539	4,129

	2017
All figures in £ millions	North America	Core	Growth	Group
Sales:
Courseware
School Courseware	394	171	139	704
Higher Education Courseware	1,146	93	63	1,302
English Courseware	20	60	102	182

	1,560	324	304	2,188

Assessments
School and Higher Education Assessments	355	256	23	634
Clinical Assessments	146	46	—	192
Professional and English Certification	341	138	60	539

	842	440	83	1,365

Services
School Services	274	5	54	333
Higher Education Services	253	34	32	319
English Services	—	12	296	308

	527	51	382	960

Total	2,929	815	769	4,513

	2016
All figures in £ millions	North America	Core	Growth	Group
Sales:
Courseware
School Courseware	418	173	127	718
Higher Education Courseware	1,147	92	60	1,299
English Courseware	21	65	97	183

	1,586	330	284	2,200

Assessments
School and Higher Education Assessments	378	268	21	667
Clinical Assessments	143	40	—	183
Professional and English Certification	333	112	49	494

	854	420	70	1,344

Services
School Services	259	6	54	319
Higher Education Services	269	29	46	344
English Services	13	18	314	345

	541	53	414	1,008

Total	2,981	803	768	4,552

The Group derived revenue for the year to 31 December 2018 from the transfer of goods and services over time and at a point in time in the following major product lines:

All figures in £ millions	North America	Core	Growth	Total
Courseware
Products transferred at a point in time (sale or return)	718	313	197	1,228
Products transferred at a point in time (other)	—	—	35	35
Products and services transferred over time	718	4	54	776

	1,436	317	286	2,039
Assessments
Products transferred at a point in time	146	65	6	217
Products and services transferred over time	670	377	81	1,128

	816	442	87	1,345
Services
Products transferred at a point in time	—	26	38	64
Products and services transferred over time	532	21	128	681

	532	47	166	745

Total sales	2,784	806	539	4,129

a. Nature of goods and services

The following is a description of the nature of the Group’s performance obligations within contracts with customers broken down by revenue stream, along with significant judgements and estimates made within each of those revenue streams.

Courseware

Revenue is generated from customers through the sales of print and digital courseware materials to schools, bookstores, and direct to individual learners. Goods and services may be sold separately or purchased together in bundled packages. The goods and services included in bundled arrangements are considered distinct performance obligations, except for where Pearson provides both a licence of intellectual property and an on-going hosting service. As the licence of intellectual property is only available with the concurrent hosting service, the licence is not treated as a distinct performance obligation separate from the hosting service.

The transaction price is allocated between distinct performance obligations on the basis of their relative standalone selling prices.

In determining the transaction price, variable consideration exists in the form of discounts and anticipated returns. Discounts reduce the transaction price on a given transaction. A provision for anticipated returns is made based primarily on historical return rates, customer buying patterns and retailer behaviours including stock levels (see note 22). If these estimates do not reflect actual returns in future periods then revenues could be understated or overstated for a particular period. Variable consideration as described above is determined using the expected value approach.

While payment for these goods and services generally occurs at the start of these arrangements, the length of time between payment and delivery of the performance obligations is generally short-term in nature or the reason for early payment relates to reasons other than financing, including customers securing a vendor in a longer-term arrangement or the transfer of goods or services is at the discretion of the customer. For these reasons and the use of the practical expedient on short-term financing, significant financing components are not recognised within Courseware transactions.

Revenue from the sale of physical books is recognised at a point in time when control passes. This is generally at the point of shipment when title passes to the customer, when the Group has a present right to payment and the significant risks and rewards of ownership have passed to the customer. Revenue from physical books sold through the direct print rental method is recognised over the rental period, as the customer is simultaneously receiving and consuming the benefits of this rental service through the passage of time.

Revenue from the sale of digital courseware products is recognised on a straight-line basis over the subscription period, unless hosted by a third-party or representative of a downloadable product, in which case Pearson has no on-going obligation and recognises revenue when control transfers as the customer is granted access to the digital product.

Revenue from the sale of ‘off-the-shelf’ software is recognised on delivery or on installation of the software where that is a condition of the contract. In certain circumstances, where installation is complex, revenue is recognised when the customer has completed their acceptance procedures.

Assessments

Revenue is primarily generated from multi-year contractual arrangements related to large-scale assessment delivery, such as contracts to process qualifying tests for individual professions and government departments, and is recognised as performance occurs. Under these arrangements, while the agreement spans for multiple years, the contract duration has been determined to be each testing cycle based on contract structure, including clauses regarding termination. While in some cases the customer may have the ability to terminate during the term for convenience, significant financial or qualitative barriers exist limiting the potential for such terminations in the middle of a testing cycle.

Within each testing cycle, a variety of service activities are performed such as test administration, delivery, scoring, reporting, item development, operational services, and programme management. While each of these service activities is capable of being distinct, they are not treated as distinct in the context of the customer contract as Pearson provides an integrated managed service offering and these activities are accounted for together as one comprehensive performance obligation.

Within each testing cycle, the transaction price may contain both fixed and variable amounts. Variable consideration within these transactions primarily relates to expected testing volumes to be delivered in the cycle. The assumptions, risks and uncertainties inherent to long-term contract accounting can affect the amounts and timing of revenue and related expenses reported. Variable consideration is measured using the expected value method, except where amounts are contingent upon a future event’s occurrence, such as performance bonuses. Such event-driven contingency payments are measured using the most likely amount approach. To the extent a higher degree of uncertainty exists regarding variable consideration, these amounts are excluded from the transaction price and expensed when the uncertainty is reasonably removed.

Customer payments are generally defined in the contract through a payment schedule, which may require customer acceptance for services rendered. Pearson has a history of providing satisfactory services which are accepted by the customer. While a delay between rendering of services and payment may exist, payment terms are within 12 months and the Group has elected to use the practical expedient available in IFRS 15 and not identify a significant financing component on these transactions.

Revenue is recognised for Assessment contracts over time as the customer is benefiting as performance takes place through a continuous transfer of control to the customer. This continuous transfer of control to the customer is supported by clauses in the contracts which may allow the customer to terminate for convenience, compensate us for work performed to date, and take possession of work in process.

As control transfers over time, revenue is recognised based on the extent of progress towards completion of the performance obligation. The selection of the method to measure progress towards completion requires judgement and is based on the nature of the services provided. Revenue is recognised on a percentage completion basis calculated using the proportion of the total estimated costs incurred to date. Percentage of completion is used to recognise the transfer of control of services provided as these services are not provided evenly throughout the testing cycle and involve varying degrees of effort during the term.

Losses on contracts are recognised in the period in which the loss first becomes foreseeable. Contract losses are determined to be the amount by which estimated total costs of the contract exceed the estimated total revenues that will be generated.

In Assessments contracts driven primarily by transactions directly to end users, Pearson’s main obligation to the customer involves test delivery and scoring. Test delivery and scoring are defined as a single performance obligation delivered over time whether the test is subsequently manually scored or digitally scored on the day of the assessment. Customers may also purchase print and digital supplemental materials. Print products in this revenue stream are recognised at a point in time when control passes to the customer upon shipment. Recognition of digital revenue will occur based on the extent of Pearson’s on-going hosting obligation.

Services

Revenue is primarily generated from multi-year contractual arrangements related to large-scale educational service delivery to academic institutions, such as schools and higher education universities. Under these arrangements, while an agreement may span for multiple years, the contract duration has been determined to be each academic period based on the structure of contracts, including clauses regarding termination. While in some cases the customer may have the ability to terminate during the term for convenience, significant financial or qualitative barriers exist limiting the potential for such terminations in the middle of an academic period. The academic period for this customer base is normally an academic year for schools and a semester for higher education universities.

Within each academic period, while a variety of services are provided such as programme development, student acquisition, education technology and student support services. While each of these services is capable of being distinct, they are not distinct in the context of the customer contract as Pearson provides an integrated managed service offering and these activities are accounted for together as a comprehensive performance obligation.

Where Services are provided to university customers, volumes and transaction price is fixed at the start of the semester. Where Services are provided to School customers, the transaction price may contain both fixed and variable amounts which require estimation during the academic period. Estimation is required where consideration is based upon average enrolments or other metrics which are not known at the start of the academic year. Variable consideration is measured using the expected value method. To the extent a higher degree of uncertainty exists regarding variable consideration, these amounts are excluded from the transaction price and recognised when the uncertainty is reasonably removed.

Customer payments are generally defined in the contract as occurring shortly after invoicing. Where there is a longer payment term offered to a customer through a payment schedule, payment terms are within 12 months and the Group has elected to use the practical expedient available in IFRS 15 and not identify a significant financing component on these transactions.

Revenue is recognised for Service contracts over time as the customer is benefiting as performance takes place through a continuous transfer of control to the customer. This continuous transfer of control to the customer is supported by clauses in the contracts which may allow the customer to terminate for convenience, compensate us for work performed to date, and take possession of work in process.

As control transfers over time, revenue is recognised based on the extent of progress towards completion of the performance obligation. The selection of the method to measure progress towards completion requires judgement and is based on the nature of the products or services provided. Within the comprehensive service obligation, the timing of services occurs relatively evenly over each academic period and as such, time elapsed is used to recognise the transfer of control to the customer on a straight-line basis.

Losses on contracts are recognised in the period in which the loss first becomes foreseeable. Contract losses are determined to be the amount by which estimated total costs of the contract exceed the estimated total revenues that will be generated.

In cases of optional or add-on purchases, institutions may purchase physical goods priced at their standalone value, which are accounted for separately and recognised at the point in time when control passes to the customer upon shipment.

b. Disaggregation of revenue

The tables in notes 2 and 3 show revenue from contracts with customers disaggregated by operating segment, geography and revenue stream. These disaggregation categories are appropriate as they represent the key groupings used in managing and evaluating underlying performance of each of the businesses. The categories also reflect groups of similar types of transactional characteristics, among similar customers, with similar accounting conclusions.

c. Contract balances

Transactions within the Courseware revenue stream generally entail customer billings at or near the contract’s inception and accordingly Courseware deferred income balances are primarily related to subscription performance obligations to be delivered over time.

Transactions within the Assessments and Services revenue streams generally entail customer billings over time based on periodic intervals, progress towards milestones or enrolment census dates. As the performance obligations within these arrangements are delivered over time, the extent of accrued income or deferred income will ultimately depend upon the difference between revenue recognised and billings to date.

Refer to note 22 for opening and closing balances of accrued income. Refer to note 24 for opening and closing balances of deferred income. Revenue recognised during the period from changes in deferred income was driven primarily by the release of revenue over time from digital subscriptions.

d. Contract costs

The Group capitalises incremental costs to obtain contracts with customers where it is expected these costs will be recoverable. Incremental costs to obtain contracts with customers are considered those which would not have been incurred if the contract had not been obtained. For the Group, these costs relate primarily to sales commissions. The Group has elected to use the practical expedient as allowable by IFRS 15 whereby such costs will be expensed as incurred where the expected amortisation period is one year or less. Where the amortisation period is greater than one year, these costs are amortised over the contract term on a systematic basis consistent with the transfer of the underlying goods and services within the contract to which these costs relate, which will generally be on a ratable basis. Impairment of capitalised contract costs was £nil in 2018.

The Group does not recognise any material costs to fulfill contracts with customers as these types of activities are governed by other accounting standards.

Refer to note 22 for further details of opening and closing balances of these costs reflected within deferred contract costs.

e. Remaining transaction price

The below table depicts the remaining transaction price on unsatisfied or partially unsatisfied performance obligations from contracts with customers as at 31 December 2018.

	Sales	Deferred income	Committed sales	Total remaining transaction price	2019	2020	2021 and later
Courseware
Products transferred at a point in time (sale or return)	1,228	1	—	1	1	—	—
Products transferred at a point in time (other)	35	—	—	—	—	—	—
Products and services transferred over time	776	679	8	687	272	131	284

Assessments
Products transferred at a point in time	217	—	—	—	—	—	—
Products and services transferred over time	1,128	196	402	598	420	173	5

Services
Products transferred at a point in time	64	—	—	—	—	—	—
Products and services transferred over time – subscriptions	310	17	—	17	13	3	1
Products and services transferred over time – other ongoing performance obligations	371	19	145	164	162	1	1

Total	4,129	912	555	1,467	868	308	291

Committed sales amounts are equal to the transaction price from contracts with customers excluding those amounts previously recognised as revenue and amounts currently recognised in deferred income. The total of committed sales and deferred income is equal to the remaining transaction price.

Time bands represented above represent the expected timing of when the remaining transaction price will be recognised as revenue.